Operating Segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Operating Segments

Note 26: Operating Segments
Our management reporting is organized into four reportable operating segments: Consumer Banking and Lending; Commercial Banking; Corporate and Investment Banking; and Wealth and Investment Management. All other business activities that are not included in the reportable operating segments have been included in Corporate. We define our reportable operating segments by type of product and customer segment, and their results are based on our management reporting process. The management reporting process measures the performance of the reportable operating segments based on the Company’s management structure, and the results are regularly reviewed by our Chief Executive Officer and Operating Committee. The management reporting process is based on U.S. GAAP and includes specific adjustments, such as funds transfer pricing for asset/liability management, shared revenues and expenses, and taxable-equivalent adjustments to consistently reflect income from taxable and tax-exempt sources, which allows management to assess performance consistently across the operating segments.
In February 2021, we announced an agreement to sell Wells Fargo Asset Management (WFAM), and in first quarter 2021, we moved the business from the Wealth and Investment Management operating segment to Corporate. In March 2021, we announced an agreement to sell our Corporate Trust Services business and, in second quarter 2021, we moved the business from the Commercial Banking operating segment to Corporate. Prior period balances have been revised to conform with the current period presentation. These changes did not impact the previously reported consolidated financial results of the Company. On November 1, 2021, we closed the sales of our Corporate Trust Services business and WFAM.
In second quarter 2021, we elected to change our accounting method for low-income housing tax credit (LIHTC) investments and elected to change the presentation of investment tax credits related to solar energy investments. These accounting policy changes had a nominal impact on reportable operating segment results. Prior period financial statement line items for the Company, as well as for the reportable operating segments, have been revised to conform with the current period presentation. Our LIHTC investments are included in the Corporate and Investment Banking operating segment and our solar energy investments are included in the Commercial Banking operating segment. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Consumer Banking and Lending offers diversified financial products and services for consumers and small businesses with annual sales generally up to $5 million. These financial products and services include checking and savings accounts, credit and debit cards, as well as home, auto, personal, and small business lending.

Commercial Banking provides financial solutions to private, family owned and certain public companies. Products and services include banking and credit products across multiple industry sectors and municipalities, secured lending and lease products, and treasury management.

Corporate and Investment Banking delivers a suite of capital markets, banking, and financial products and services to corporate, commercial real estate, government and institutional clients globally. Products and services include corporate banking, investment banking, treasury management, commercial real estate lending and servicing, equity and fixed income solutions, as well as sales, trading, and research capabilities.

Wealth and Investment Management provides personalized wealth management, brokerage, financial planning, lending, private banking, trust and fiduciary products and services to affluent, high-net worth and ultra-high-net worth clients. We operate through financial advisors in our brokerage and wealth offices, consumer bank branches, independent offices, and digitally through WellsTrade® and Intuitive Investor®.

Corporate includes corporate treasury and enterprise functions, net of allocations (including funds transfer pricing, capital, liquidity and certain expenses), in support of the reportable operating segments, as well as our investment portfolio and affiliated venture capital and private equity businesses. In addition, Corporate includes all restructuring charges related to our efficiency initiatives. See Note 22 (Restructuring Charges) for additional information on restructuring charges. Corporate also includes certain lines of business that management has determined are no longer consistent with the long-term strategic goals of the Company, as well as results for previously divested businesses.

Basis of Presentation
FUNDS TRANSFER PRICING Corporate treasury manages a funds transfer pricing methodology that considers interest rate risk, liquidity risk, and other product characteristics. Operating segments pay a funding charge for their assets and receive a funding credit for their deposits, both of which are included in net interest income. The net impact of the funding charges or credits is recognized in corporate treasury.

REVENUE AND EXPENSE SHARING When lines of business jointly serve customers, the line of business that is responsible for providing the product or service recognizes revenue or expense with a referral fee paid or an allocation of cost to the other line of business based on established internal revenue-sharing agreements.
When a line of business uses a service provided by another line of business or enterprise function (included in Corporate), expense is generally allocated based on the cost and use of the service provided.

TAXABLE-EQUIVALENT ADJUSTMENTS Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Provision for credit losses	(1,178)	(1,500)	(1,439)	(95)	57	—	(4,155)
Noninterest expense	24,648	5,862	7,200	11,734	4,387	—	53,831
Income (loss) before income tax expense (benefit)	11,407	4,187	8,078	2,707	4,051	(1,614)	28,816
Income tax expense (benefit)	2,852	1,045	2,019	680	596	(1,614)	5,578
Net income before noncontrolling interests	8,555	3,142	6,059	2,027	3,455	—	23,238
Less: Net income (loss) from noncontrolling interests	—	8	(3)	—	1,685	—	1,690
Net income	$8,555	3,134	6,062	2,027	1,770	—	21,548
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
Provision for credit losses	5,662	3,744	4,946	249	(472)	—	14,129
Noninterest expense	26,976	6,323	7,703	10,912	5,716	—	57,630
Income (loss) before income tax expense (benefit)	1,378	(892)	1,279	2,052	113	(1,425)	2,505
Income tax expense (benefit)	302	(208)	330	514	(670)	(1,425)	(1,157)
Net income (loss) before noncontrolling interests	1,076	(684)	949	1,538	783	—	3,662
Less: Net income (loss) from noncontrolling interests	—	5	(1)	—	281	—	285
Net income (loss)	$1,076	(689)	950	1,538	502	—	3,377
Year ended December 31, 2019
Net interest income (2)	$25,786	7,981	8,008	3,906	2,246	(624)	47,303
Noninterest income	12,105	3,721	6,442	10,506	7,550	(795)	39,529
Total revenue	37,891	11,702	14,450	14,412	9,796	(1,419)	86,832
Provision for credit losses	2,184	190	173	2	138	—	2,687
Noninterest expense	26,998	6,598	7,432	12,167	4,983	—	58,178
Income (loss) before income tax expense (benefit)	8,709	4,914	6,845	2,243	4,675	(1,419)	25,967
Income tax expense (benefit)	2,814	1,246	1,658	562	900	(1,419)	5,761
Net income before noncontrolling interests	5,895	3,668	5,187	1,681	3,775	—	20,206
Less: Net income (loss) from noncontrolling interests	—	6	(1)	—	486	—	491
Net income	$5,895	3,662	5,188	1,681	3,289	—	19,715
Year ended December 31, 2021
Loans (average)	$333,885	181,237	257,036	82,364	9,766	—	864,288
Assets (average)	388,208	198,761	523,344	88,503	743,089	—	1,941,905
Deposits (average)	834,739	197,269	189,176	176,562	40,066	—	1,437,812

Loans (period-end)	326,574	190,348	284,374	84,101	9,997	—	895,394
Assets (period-end)	378,620	210,810	546,549	90,754	721,335	—	1,948,068
Deposits (period-end)	883,674	205,428	168,609	192,548	32,220	—	1,482,479
Year ended December 31, 2020
Loans (average)	$376,463	211,436	255,324	78,775	19,790	—	941,788
Assets (average)	432,042	226,961	521,514	85,942	675,250	—	1,941,709
Deposits (average)	722,085	178,946	234,332	162,476	78,172	—	1,376,011

Loans (period-end)	362,796	188,977	244,456	80,785	10,623	—	887,637
Assets (period-end)	420,995	206,953	508,518	87,778	728,667	—	1,952,911
Deposits (period-end)	784,565	188,292	203,004	175,483	53,037	—	1,404,381
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.